UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end: 05/31/2026

Date of reporting period: 11/30/2025

ITEM 1.	REPORTS TO SHAREHOLDERS

The Semi-Annual report to Shareholders of the M3Sixty Small Cap Growth Fund (the “Fund”), a series of the 360 Funds (the “registrant”), for the period ended November 30, 2025 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT
Institutional Class (MCSCX) (Unaudited)
November 30, 2025

This semi-annual report to shareholders contains important information of the M3Sixty Small Cap Growth Fund (the “Fund”), for the six months ended November 30, 2025. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/mutual-fund-documents/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$53	0.99%

How has the Fund performed?

	1 Year	Since Inception of June 28, 2023 through November 30, 2025
M3Sixty Small Cap Growth Fund – Institutional Class	(3.33)%	8.08%
Russell 2000® Growth Total Return Index	5.11%	15.03%

The performance information quoted in this semi-annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance. The Fund’s past performance is not a good predictor of the Fund’s future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.

The Russell 2000® Growth Total Return Index (“Russell 2000 Growth”) measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000 companies with relatively higher price-to-book ratios, higher I/B/E/S forecast medium-term (2-year) growth, and higher sales per share historical growth (5 years).  Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

How has the Fund changed?

The Fund did not have any material changes that occurred during the reporting period.

What are some Fund statistics?

Fund Statistics
Total Net Assets	$12,068,368	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	92	Portfolio Turnover Rate	15.52%

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Ensign Group, Inc.	2.74%	Globus Medical, Inc.	1.88%
Sterling Infrastructure., Inc.	2.21%	Credo Technology Group Holding Ltd.	1.79%
Harmony Biosciences Holdings, Inc.	2.05%	Modine Manufacturing Co.	1.72%
MACOM Technology Solutions Holdings, Inc.	2.02%	Fabrinet - Thailand	1.61%
RBC Bearings, Inc.	1.88%	Glacier Bancorp, Inc.	1.61%

Sector Allocation (as a % of Portfolio)
Information Technology	28.58%	Consumer Staples	1.35%
Health Care	23.89%	Real Estate	1.21%
Industrials	20.15%	Materials	0.66%
Consumer Discretionary	11.00%	Utilities	0.63%
Financials	8.34%	Communication Services	0.51%
Energy	3.68%

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT
Institutional Class (MCSCX) (Unaudited)
November 30, 2025

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://m3sixtyfunds.com/mutual-fund-documents/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies:

M3Sixty Small Cap Growth Fund Institutional Class Shares (Ticker Symbol: MCSCX) A series of the 360 Funds

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

November 30, 2025

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the M3Sixty Small Cap Growth Fund (the “Fund”). Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.56%	Shares	Value

Auto Parts & Equipment - 2.40%
Dorman Products, Inc.(a)	1,312	$173,538
Gentherm, Inc.(a)	3,258	116,213
		289,751
Banks - 4.83%
First Financial Bankshares, Inc.	4,124	128,834
Glacier Bancorp, Inc.	4,582	193,819
Hope Bancorp, Inc.	6,888	73,151
Lakeland Financial Corp.	1,286	74,922
WesBanco, Inc.	3,467	111,880
		582,606
Biotechnology - 0.91%
Krystal Biotec, Inc.(a)	506	110,308

Building Materials - 3.34%
Boise Cascade Co.	748	57,028
Modine Manufacturing Co.(a)	1,280	207,526
UFP Industries, Inc.	1,489	138,462
		403,016
Chemicals - 1.34%
Quaker Chemical Corp.	559	77,058
Rogers Corp.(a)	1,010	84,648
		161,706
Commercial Services - 4.54%
Barrett Business Services, Inc.	2,536	88,988
CBIZ, Inc.(a)	2,749	133,876
CRA International, Inc.	714	125,907
EVERTEC, Inc. - Puerto Rico	3,009	86,960
Healthcare Services Group, Inc.(a)	6,004	112,755
		548,486
Computers - 4.14%
EPAM Systems, Inc.(a)	757	141,559
ExlService Holdings, Inc.(a)	4,360	173,223
Maximus, Inc.	920	79,203
Qualys, Inc.(a)	748	105,356
		499,341
Distribution & Wholesale - 1.24%
SiteOne Landscape Supply, Inc.(a)	1,113	149,454

Diversified Financial Services - 1.71%
Evercore, Inc.	454	145,312
PJT Partners, Inc. - Class A	362	60,820
		206,132
Electrical Components & Equipment - 0.86%
Insteel Industries, Inc.	3,388	103,605

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.56% (continued)	Shares	Value

Electronics - 5.05%
Badger Meter, Inc.	939	$167,649
Napco Security Technologies, Inc.	2,144	86,618
NVE Corp.	1,434	91,690
OSI Systems, Inc.(a)	633	171,448
Plexus Corp.(a)	644	92,060
		609,465
Engineering & Construction - 3.25%
Exponent, Inc.	1,729	125,007
Sterling Infrastructure, Inc.(a)	776	267,185
		392,192
Food - 0.75%
J & J Snack Foods Corp.	986	91,057

Hand & Machine Tools - 0.89%
Franklin Electric Co., Inc.	1,134	107,900

Healthcare - Products - 7.12%
CONMED Corp.	1,537	66,737
Globus Medical, Inc.(a)	2,487	226,416
iRadimed Corp.	1,763	164,347
LeMaitre Vascular, Inc.	1,862	154,453
Omnicell, Inc.(a)	2,364	86,310
UFP Technologies, Inc.(a)	709	160,723
		858,986
Healthcare - Services - 7.02%
Addus HomeCare Corp.(a)	1,168	140,394
Ensign Group, Inc.	1,780	330,261
National HealthCare Corp.	681	92,814
Pediatrix Medical Group, Inc.(a)	6,268	150,996
U.S. Physical Therapy, Inc.	1,797	132,708
		847,173
Home Builders - 1.27%
Century Communities, Inc.	2,354	153,693

Household Products & Wares - 0.55%
WD-40 Co.	340	66,572

Internet - 2.28%
ePlus, Inc.	1,872	167,731
HealthStream, Inc.	1,891	47,559
Ziff Davis, Inc.(a)	1,806	59,273
		274,563

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.56% (continued)	Shares	Value

Leisure Time - 1.00%
YETI Holdings, Inc.(a)	2,920	$121,122

Machinery - Diversified - 2.80%
Albany International Corp.	2,801	133,552
Cactus, Inc. - Class A	2,863	122,880
Cognex Corp.	2,127	81,039
		337,471
Metal Fabricate & Hardware - 1.88%
RBC Bearings, Inc.(a)	509	226,490

Miscellaneous Manufacturing - 1.61%
Fabrinet - Thailand(a)	424	194,790

Oil & Gas Services - 2.54%
Innovex International, Inc.(a)	6,165	135,753
RPC, Inc.	9,848	52,391
Select Water Solutions, Inc.	11,704	118,210
		306,354
Pharmaceuticals - 7.62%
Amphastar Pharmaceuticals, Inc.(a)	4,857	134,539
Catalyst Pharmaceuticals, Inc.(a)	6,513	152,469
Corcept Therapeutics, Inc.(a)	1,227	97,424
Harmony Biosciences Holdings, Inc.(a)	7,011	247,418
Pacira BioSciences, Inc.(a)	7,710	181,725
Supernus Pharmaceuticals, Inc.(a)	2,326	106,042
		919,617
REITS - 1.16%
Getty Realty Corp.	2,952	84,043
LTC Properties, Inc.	1,548	56,487
		140,530
Retail - 5.95%
American Eagle Outfitters, Inc.	5,383	109,813
La-Z-Boy, Inc.	2,732	106,329
Lithia Motors, Inc.	561	178,869
Ollie’s Bargain Outlet Holdings, Inc.(a)	1,284	158,073
Shake Shack, Inc. - Class A(a)	613	53,625
Texas Roadhouse, Inc.	633	110,933
		717,642
Semiconductors - 8.30%
Diodes, Inc.(a)	3,450	159,425
Kulicke & Soffa Industries, Inc. - Singapore	3,519	158,742
MACOM Technology Solutions Holdings, Inc.(a)	1,390	243,236
Onto Innovation, Inc.(a)	1,275	182,529
Photronics, Inc.(a)	4,298	98,467
Ultra Clean Holdings, Inc.(a)	2,940	74,558
Vishay Precision Group, Inc.(a)	2,467	84,223
		1,001,180

M3SIXTY SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 96.56% (continued)	Shares	Value

Software - 5.34%
ACI Worldwide, Inc.(a)	3,330	$156,044
BlackLine, Inc.(a)	1,291	73,574
Consensus Cloud Solutions, Inc.(a)	2,760	60,278
Donnelley Financial Solutions, Inc.(a)	1,951	95,716
LiveRamp Holdings, Inc.(a)	2,533	73,077
PDF Solutions, Inc.(a)	3,730	101,083
SPS Commerce, Inc.(a)	1,015	84,570
		644,342
Telecommunications - 3.28%
A10 Networks, Inc.	10,411	179,277
Credo Technology Group Holding Ltd.(a)	1,217	216,139
		395,416
Transportation - 0.98%
Landstar System, Inc.	905	118,410

Water - 0.61%
California Water Service Group	1,628	73,862

TOTAL COMMON STOCK (Cost $10,691,449)		11,653,232

INVESTMENTS AT VALUE (Cost $10,691,449) - 96.56%		$11,653,232

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 3.44%		415,136

NET ASSETS - 100.00%		$12,068,368

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

The following abbreviations are used in this portfolio:

Ltd. - Limited

REITS - Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES

November 30, 2025 (Unaudited)	SEMI-ANNUAL REPORT

Assets:
Investments, at cost	$10,691,449
Investments, at value	$11,653,232
Cash and cash equivalents	400,887
Due from Adviser	15,468
Receivables:
Interest	1,575
Dividends	8,879
Prepaid expenses	4,011
Total assets	12,084,052

Liabilities:
Payables:
Due to administrator	7,118
Accrued Trustee fees	1,396
Accrued expenses	7,170
Total liabilities	15,684
Commitments and contingencies(a)	—
Net Assets	$12,068,368

Sources of Net Assets:
Paid-in beneficial interest	$10,813,929
Total distributable earnings	1,254,439
Total Net Assets (Unlimited $0 par value shares of beneficial interest authorized)	$12,068,368

Institutional Class Shares:
Net assets	$12,068,368
Shares Outstanding (Unlimited $0 par value shares of beneficial interest authorized)	1,051,970
Net Asset Value, Offering and Redemption Price Per Share	$11.47

(a) See Note 9 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND
STATEMENT OF OPERATIONS
SEMI-ANNUAL REPORT

For the
Six Months Ended
November 30, 2025
(Unaudited)
Investment income:
Dividends	$51,977
Interest	7,246
Total investment income	59,223

Expenses:
Advisory fees (Note 5)	45,600
Accounting and transfer agent fees and expenses (Note 5)	35,580
Reports to shareholders	15,837
Legal fees	11,373
Trustee fees and expenses	8,601
Pricing fees	7,686
Non-12b-1 shareholder servicing expense	5,388
Miscellaneous	5,200
Compliance officer fees	5,014
Audit fees	4,513
Registration and filing fees	2,592
Custodian fees	1,793
Insurance	566
Total expenses	149,743
Less: fees waived and reimbursed (Note 5)	(93,313)
Net expenses	56,430

Net investment income	2,793

Realized and unrealized gain:
Net realized gain on:
Investments	447,602
Net realized gain on investments	447,602

Net change in unrealized appreciation on:
Investments	1,075,448
Net change in unrealized appreciation	1,075,448

Net realized and unrealized gain on investments	1,523,050

Net increase in net assets resulting from operations	$1,525,843

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
SEMI-ANNUAL REPORT

	For the	For the
	Six Months Ended	Year Ended
	November 30, 2025	May 31, 2025
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment income	$2,793	$4,382
Net realized gain on investments	447,602	85,104
Net change in unrealized appreciation (depreciation) on investments	1,075,448	(500,666)
Net increase (decrease) in net assets resulting from operations	1,525,843	(411,180)

Distributions to shareholders from:
Distributable earnings - Institutional Class	—	(347,627)
Total distributions	—	(347,627)

Beneficial interest transactions (Note 3):
Increase in net assets from beneficial interest transactions	91,251	4,524,271

Increase in net assets	1,617,094	3,765,464

Net Assets:
Beginning of year/period	10,451,274	6,685,810

End of year/period	$12,068,368	$10,451,274

The accompanying notes are an integral part of these financial statements.

M3SIXTY SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Institutional Class

	For the Six Months Ended November 30, 2025		For the Year Ended May 31, 2025	For the Period Ended May 31, 2024 (a)
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$10.02		$10.78	$10.00

Investment Operations:
Net investment income(b)	0.00	(f)	0.01	0.02
Net realized and unrealized gain (loss) on investments	1.45		(0.25)	0.81
Total from investment operations	1.45		(0.24)	0.83

Distributions:
From net investment income	—		(0.01)	(0.02)
From net realized capital gains	—		(0.51)	(0.03)
Total distributions	—		(0.52)	(0.05)

Net Asset Value, End of Year/Period	$11.47		$10.02	$10.78

Total Return(c)	14.47	%(d)	(2.70)%	8.37	%(d)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$12,068		$10,451	$6,686

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.63	%(e)	3.04%	4.89	%(e)
After fees waived and expenses absorbed	0.99	%(e)	0.99%	1.01	%(e)

Ratio of net investment income (loss):
Before fees waived and expenses absorbed	(1.59	)%(e)	(2.00)%	(3.64	)%(e)
After fees waived and expenses absorbed	0.05	%(e)	0.05%	0.24	%(e)

Portfolio turnover rate	15.52	%(d)	22.03%	18.74	%(d)

(a)	The M3Sixty Small Cap Growth Fund commenced operations on June 28, 2023.

(b)	Net investment income per share is based on average shares outstanding.

(c)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Had the Adviser not waived fees/reimbursed expenses, total returns would have been lower.

(d)	Not annualized.

(e)	Annualized.

(f)	Net Investment income was less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The M3Sixty Small Cap Growth Fund (the “Fund”) is a series of 360 Funds (the “Trust”), which was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a diversified fund, and its investment objective is to seek long-term capital appreciation over a complete market cycle.

The Fund commenced operations on June 28, 2023.

The Fund offers one class of shares, institutional shares.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)       Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)       Investments in Small-Cap Companies - The Fund may invest in securities of companies with small market capitalizations. Certain small-cap companies may offer greater potential for capital appreciation than larger companies. However, investors should note that this potential for greater capital appreciation is accompanied by a substantial risk of loss and that, by their very nature, investments in small-cap companies tend to be very volatile and speculative. Small-cap companies may have a small share of the market for their products or services, their businesses may be limited to regional markets, or they may provide goods and services for a limited market. For example, they may be developing or marketing new products or services for markets that are not yet established or may never become established. In addition, small companies may have or will develop only a regional market for products or services and thus be affected by local or regional market conditions. Small-cap companies may lack depth of management or may be unable to generate funds necessary for growth or potential development, either internally or through external financing on favorable terms. Such companies may also be insignificant in their industries and be subject to or become subject to intense competition from larger companies. Due to these and other factors, the Fund’s investments in small-cap companies may suffer significant losses. Further, there is typically a smaller market for the securities of a small-cap company than for securities of a large company. Therefore, investments in small-cap companies may be less liquid and subject to significant price declines that result in losses for the Fund.

c)       Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the six months ended November 30, 2025, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the six months ended November 30, 2025, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware State.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended November 30, 2025 and for all other open tax years (year ended May 31, 2025 and the period ended May 31, 2024), the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

d)       Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in beneficial interest. There were no reclassifications necessary for the six months ended November 30, 2025.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

e)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

f)        Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, M3Sixty Capital, LLC (the “Adviser”) has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

g)       Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.       SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board of Trustees (the “Board”) has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated authority to the Adviser, as the Fund’s Valuation Designee, to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

Fair Value Measurements

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and REITs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities that are traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of November 30, 2025.

Financial Instruments - Assets		Level 2
	Level 1	(Other Significant
Security Classification (1)	(Quoted Prices)	Observable Inputs)	Totals
Common Stock (2)	$11,653,232	$—	$11,653,232
Totals	$11,653,232	$—	$11,653,232

(1)       As of and during the six months ended November 30, 2025, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

During the six months ended November 30, 2025, no securities were valued using alternative procedures approved by the Board.

Pursuant to Rule 2a-5, securities for which market quotations are not readily available will have a fair value determined by the Valuation Designee (as defined by Rule 2a-5) in accordance with the fair value policies and procedures adopted by the Board and the Adviser. The Board will oversee the Valuation Designee's fair value determinations.

Growth Company Risk

Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general. Growth stocks may also fall out of favor and may underperform relative to the overall equity market at times.

3.	BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the six months ended November 30, 2025 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	39,681	(30,595)	—	9,086
Value	$421,935	$(330,684)	$—	$91,251

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

3.	BENEFICIAL INTEREST TRANSACTIONS (continued)

Transactions in shares of beneficial interest for the Fund for the year ended May 31, 2025 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Institutional Class
Shares	428,485	(36,859)	31,278	422,904
Value	$4,583,506	$(406,425)	$347,190	$4,524,271

4.	INVESTMENT TRANSACTIONS

For the six months ended November 30, 2025, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$1,705,896	$1,852,824

There were no government securities purchased or sold during the six months ended November 30, 2025.

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the Fund’s operations and investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 0.80% of the Fund’s net assets.

The Adviser has entered into an Amended Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses (exclusive of interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with GAAP and, other extraordinary expenses not incurred in the ordinary course of the Fund’s business) of the Fund in an amount that limits “Total Annual Fund Operating Expenses” to not more than 0.99% through at least June 30, 2026. These fee waivers and expense reimbursements are subject to recoupment from the Fund within three years of the date on which the waiver or reimbursement occurs, provided that the recoupment payments do not cause Total Annual Fund Operating Expenses (after the repayment is taken into account) to exceed (i) the expense limit then in effect, if any, and (ii) the expense limit in effect at the time the expenses to be repaid were incurred. Before June 30, 2026, this agreement may not be modified or terminated without the approval of the Board. Please see the table below for information regarding the management fees earned, fee waivers and expenses reimbursed during the six months ended November 30, 2025, as well as amounts due to (from) the Adviser at November 30, 2025.

Advisory fees earned	$45,600
Fees waived and reimbursed	93,313
Payable to (Due from) Adviser	(15,468)

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are $418,642, of which $159,602 can be repaid no later than May 31, 2027 and $165,727 can be repaid no later than May 31, 2028, and $93,313 can be repaid no later than May 31, 2029.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”), an affiliate of the Adviser. Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s compliance; and (j) maintaining shareholder account records.

For the six months ended November 30, 2025, M3Sixty earned $35,580, including out of pocket expenses, pursuant to the ICSA.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

5.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the six months ended November 30, 2025, M3Sixty earned $5,014 of fees pursuant to the CCO Agreement.

Certain officers and a Trustee of the Fund are also employees of M3Sixty and the Adviser.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“Matrix 360”), an affiliate of the Adviser and M3Sixty. Pursuant to the Distribution Agreement, Matrix 360 provides distribution services to the Fund. Matrix 360 serves as underwriter/distributor of the Fund. During the six months ended November 30, 2025, no commissions were paid to Matrix 360.

6.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of the Fund’s investments at November 30, 2025 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,697,115	$2,012,390	$(1,056,273)	$956,117

The difference between book basis unrealized depreciation and tax-basis unrealized depreciation for the Fund is attributable primarily to the tax deferral of losses on wash sales.

The Fund did not pay any distributions during the six months ended November 30, 2025.

The tax character of distributions paid by the Fund during the year ended May 31, 2025 were as follows:

Ordinary Income	Long-Term Capital Gains
$296,870	$50,757

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. As of May 31, 2025, the Fund’s most recent fiscal year end, the components of distributable earnings presented on an income tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Post-October Capital Losses & Post-December Ordinary Loss	Net Unrealized Depreciation	Total Accumulated Deficit
$217	$—	$—	$(152,290)	$(119,331)	$(271,404)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of May 31, 2025, the Fund elected to defer post-October losses of $152,290. The Fund did not elect to defer any post-December losses.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term. As of May 31, 2025, the Fund did not have any capital loss carryforwards for federal income tax purposes available to offset future capital gains.

During the year ended May 31, 2025, the Fund utilized no capital loss carryforwards.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2025 (Unaudited)

6.	TAX MATTERS (continued)

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. Permanent book and tax differences, primarily attributable to the reclassifications of net investment losses, capital losses and distributions in excess of accumulated earnings, resulted in reclassifications for the year May 31, 2025 as follows:

Accumulated Deficit	Paid-in Capital
$939	(939)

7.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to "Names Rule" under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments to the Names Rule became effective on December 11, 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has decided to retain the Fund's name and, therefore, it has filed an amendment to its registration statement that has adopted an 80% policy in compliance with the new rule.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of November 30, 2025, National Financial Services, LLC held 33.58% of the Fund’s shares and Charles Schwab & Co. held 30.32% of the Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by National Financial Services, LLC and Charles Schwab & Co. own more than 25% of the voting securities of the Fund. Shareholders with a controlling interest could affect the outcome of proxy voting or direction of management of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

On December 22, 2025, the Fund declared ordinary income distributions of $5,641 and long-term capital gains distributions of $213,731, which were paid on December 22, 2025.

In accordance with GAAP, Management has evaluated the impact of all subsequent events of the Fund through the date the financial statements were issued and has determined that there were no events requiring recognition or disclosure in the financial statements.

M3Sixty Small Cap Growth Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

November 30, 2025 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - For the six months ended November 30, 2025, the Fund did not pay any distributions. Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2026 to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT SUB-ADVISER

Bridge City Capital, LLC

One Centerpointe Drive

Suite 565

Lake Oswego, OR 97035

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval
Columbus, OH 43219

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statement of Operations as Trustee fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

N/A

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable

ITEM 19.	EXHIBITS

(a)(1)	Not Applicable.

(a)(2)	Not Applicable.

(a)(3)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: February 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: February 4, 2026